Financial risk management - Summary Of Contingent Credits(Indirect Loans) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	S/ 4,101,977	S/ 4,071,460
Not later than one month [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	910,505	1,027,549
Later than one month and not later than three months [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	843,494	928,192
Later Than Three Month And Not Later Than Twelve Months [Member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	2,076,546	1,987,444
Later than one year and not later than five years [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	271,224	127,890
Later than five years [member]
Disclosure Of Maturity Analysis Of Contingent Credits [Line Items]
Indirect Loans And Receivables	S/ 208	S/ 385